Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financial assets:
Trading assets	¥ 3,736,296	¥ 3,140,736
Derivative financial instruments	6,443,748	5,521,617
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Debt investments	28,066,966	26,392,635
Total	243,537,274	230,806,410
Financial liabilities:
Trading liabilities	3,181,992	2,080,826
Derivative financial instruments	6,966,336	4,949,433
Financial liabilities designated at fair value through profit or loss	455,734	239,519
Others	7,809,677	8,417,048
Total	234,263,481	221,710,856
At fair value [member]
Financial assets:
Trading assets	3,736,296	3,140,736
Derivative financial instruments	6,443,748	5,521,617
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Debt investments	28,066,966	26,392,635
Investment securities at fair value through other comprehensive income	32,665,451	30,979,446
Total	44,541,080	41,386,647
Financial liabilities:
Trading liabilities	3,181,992	2,080,826
Derivative financial instruments	6,966,336	4,949,433
Financial liabilities designated at fair value through profit or loss	455,734	239,519
Others	(2,135)	9,151
Total	10,601,927	7,278,929
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	3,105,401	2,524,621
Derivative financial instruments	688,580	96,719
Financial assets at fair value through profit or loss	518,830	530,909
Debt investments	22,834,866	20,865,703
Investment securities at fair value through other comprehensive income	26,952,698	24,988,950
Total	31,265,509	28,141,199
Financial liabilities:
Trading liabilities	3,050,304	2,011,105
Derivative financial instruments	363,620	101,693
Total	3,413,924	2,112,798
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	630,895	616,115
Derivative financial instruments	5,721,758	5,406,834
Financial assets at fair value through profit or loss	447,858	619,712
Debt investments	5,232,100	5,526,932
Investment securities at fair value through other comprehensive income	5,244,040	5,542,891
Total	12,044,551	12,185,552
Financial liabilities:
Trading liabilities	131,688	69,721
Derivative financial instruments	6,579,701	4,829,645
Financial liabilities designated at fair value through profit or loss	164,648	72,623
Others	917	8,047
Total	6,876,954	4,980,036
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	33,410	18,064
Financial assets at fair value through profit or loss	728,897	594,227
Investment securities at fair value through other comprehensive income	468,713	447,605
Total	1,231,020	1,059,896
Financial liabilities:
Derivative financial instruments	23,015	18,095
Financial liabilities designated at fair value through profit or loss	291,086	166,896
Others	(3,052)	1,104
Total	311,049	186,095
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	3,489,258	2,732,480
Financial assets at fair value through profit or loss	1,657,206	1,667,164
Debt investments	6,610,980	6,534,080
Financial liabilities:
Trading liabilities	3,152,043	2,002,591
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	2,860,215	2,121,065
Financial assets at fair value through profit or loss	516,455	486,073
Debt investments	1,378,880	1,007,148
Financial liabilities:
Trading liabilities	3,026,965	1,951,218
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	629,043	611,415
Financial assets at fair value through profit or loss	447,738	619,641
Debt investments	5,232,100	5,526,932
Financial liabilities:
Trading liabilities	125,078	51,373
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	693,013	561,450
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	247,038	408,256
Financial liabilities:
Trading liabilities	29,949	78,235
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	245,186	403,556
Financial liabilities:
Trading liabilities	23,339	59,887
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,852	4,700
Financial liabilities:
Trading liabilities	6,610	18,348
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	38,379	77,684
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	2,375	44,836
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	120	71
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	35,884	32,777
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	3,593,943	3,097,281
Financial liabilities:
Derivative financial instruments	3,772,664	2,649,959
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	612,246	47,289
Financial liabilities:
Derivative financial instruments	218,193	22,165
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,981,691	3,049,703
Financial liabilities:
Derivative financial instruments	3,547,303	2,623,917
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	6	289
Financial liabilities:
Derivative financial instruments	7,168	3,877
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,703,985	2,325,865
Financial liabilities:
Derivative financial instruments	2,987,531	2,175,060
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	101	104
Financial liabilities:
Derivative financial instruments	204	10
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,697,933	2,325,254
Financial liabilities:
Derivative financial instruments	2,983,028	2,169,202
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	5,951	507
Financial liabilities:
Derivative financial instruments	4,299	5,848
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	102,313	66,602
Financial liabilities:
Derivative financial instruments	159,117	90,498
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	74,820	48,283
Financial liabilities:
Derivative financial instruments	145,021	79,008
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	689	2,908
Financial liabilities:
Derivative financial instruments	2,676	3,211
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	26,804	15,411
Financial liabilities:
Derivative financial instruments	11,420	8,279
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	21,540	7,310
Financial liabilities:
Derivative financial instruments	19,544	5,371
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,413	1,043
Financial liabilities:
Derivative financial instruments	202	510
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	20,127	6,267
Financial liabilities:
Derivative financial instruments	19,342	4,861
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	21,967	24,559
Financial liabilities:
Derivative financial instruments	27,480	28,545
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	21,318	22,702
Financial liabilities:
Derivative financial instruments	27,352	28,454
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	649	1,857
Financial liabilities:
Derivative financial instruments	128	91
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt investments	15,774,197	14,293,611
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt investments	15,774,197	14,293,611
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt investments	5,681,789	5,564,944
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt investments	5,681,789	5,564,944
At fair value [member] | Investment securities [member]
Financial assets:
Debt investments	4,598,485	4,586,811
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt investments	4,117,832	4,123,247
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt investments	11,940	15,959
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt investments	¥ 468,713	¥ 447,605